Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Segment
The following is a continuity of goodwill by segment:

	Body Exteriors & Structures	Power & Vision	Seating Systems	Complete Vehicles	Corporate	Total

Balance, December 31, 2023	452	1,928	258	109	20	2,767
Acquisitions	—	34	—	—	—	34

Foreign exchange and other	(17)	(94)	(8)	(7)	(1)	(127)
Balance, December 31, 2024	435	1,868	250	102	19	2,674
Impairments	—	(379)	—	—	—	(379)
Acquisitions	—	10	—	—	3	13

Foreign exchange and other	26	155	10	14	(1)	204
Balance, December 31, 2025	$ 461	$1,654	$260	$116	$ 21	$2,512